COST OF SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Inventories at the beginning of year	$ 3,470,215	$ 3,908,305	$ 2,001,781
Inventories	1,707,311	0	0
Translation differences	(22,514)	0	0
Raw materials and consumables used and other movements	11,193,050	9,773,523	9,835,504
Services and fees	250,333	183,003	151,251
Labor cost	940,411	862,593	689,614
Depreciation of property, plant and equipment	556,630	532,160	514,746
Amortization of intangible assets	47,374	43,947	23,519
Maintenance expenses	825,809	612,928	582,633
Office expenses	14,873	10,295	7,741
Insurance	24,867	15,184	12,309
Change of obsolescence allowance	4,707	20,804	3,965
Valuation allowance	(15,333)	15,333	0
Recovery from sales of scrap and by-products	(37,186)	(42,000)	(37,597)
Others	38,567	21,422	17,909
Inventories at the beginning of year	(4,948,376)	(3,470,215)	(3,908,305)
Cost of sales	$ 14,050,737	$ 12,487,282	$ 9,895,070